BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Income Statement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	R$ 84,542	R$ 126,038	R$ 90,398
Cost and other expenses (revenues) operating	(1,258,289)	(1,289,791)	(1,058,207)
Financial result	(42,070)	(10,559)	3,784
Parent
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	5
Cost and other expenses (revenues) operating	(404,152)	(356,877)	(294,893)
Financial result	(4,375)	(7,603)	10,034
SP Telecomunicacoes Participacoes
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	5
Cost and other expenses (revenues) operating	497	347	268
Telefonica LatinoAmerica Holding
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cost and other expenses (revenues) operating	18,309	16,466	36,523
Financial result	851	9,077	11,030
Telefonica
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cost and other expenses (revenues) operating	(422,958)	(373,690)	(331,684)
Financial result	(5,226)	(16,680)	(996)
Other Group companies
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	84,537	126,038	90,398
Cost and other expenses (revenues) operating	(854,137)	(932,914)	(763,314)
Financial result	(37,695)	(2,956)	(6,250)
Colombia Telecomunicaciones
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	111	250	349
Cost and other expenses (revenues) operating	321	(4,280)	(10)
Financial result	(17)	(2,145)	604
Companhia AIX de Participacoes
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	38	75	36
Cost and other expenses (revenues) operating	(24,174)	(22,645)	(22,738)
Telefonica International Wholesale Services
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	757	2,006	601
Cost and other expenses (revenues) operating	(104,105)	(101,272)	(57,177)
Financial result	(54)
Fundacao Telefonica
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cost and other expenses (revenues) operating	(11,971)	(12,223)	(11,395)
Media Networks Latina America SAC
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cost and other expenses (revenues) operating	(41,023)	(34,791)	(33,133)
Financial result	(596)	(1,007)	(516)
Telefonica Moviles Espanha
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	410	(209)	1,048
Cost and other expenses (revenues) operating	(1,737)	(4,166)	(1,969)
Financial result	545
Telefonica Servicos de Ensino
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	1,085	1,158	292
Cost and other expenses (revenues) operating	(35,228)	(49,130)	(54,781)
T.O2 Germany GMBH CO. OHG
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	(100)	148	75
Cost and other expenses (revenues) operating	489	(1,975)	(1,409)
Financial result	1,845
Telefonica Compras Electronicas
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cost and other expenses (revenues) operating	(30,814)	(34,534)	(29,062)
Telefonica Digital Espana
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	299
Cost and other expenses (revenues) operating	(127,182)	(124,537)	(81,893)
Financial result	(3,016)	(813)	(2,600)
Telefonica Factoring do Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	2,418	2,416	69
Cost and other expenses (revenues) operating	239	212	828
Financial result	(4,048)	2,601	61
Telefonica Global Technology, S.A.U.
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cost and other expenses (revenues) operating	(63,947)	(36,738)	(36,395)
Financial result	388	(4,134)	40
Telefonica Inteligencia e Seguranca Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	591	1,568	706
Cost and other expenses (revenues) operating	(27,079)	(54,210)	(40,918)
Telefonica International Wholesale Services Espanha
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	48,819	53,357	56,728
Cost and other expenses (revenues) operating	(75,693)	(64,036)	(49,960)
Financial result	(4,128)	9,771	(2,564)
Telefonica Moviles Argentina
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	4,030	5,916	3,746
Cost and other expenses (revenues) operating	(3,437)	(3,437)	6,147
Financial result	90
Telefonica USA
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	38	1,518	2,392
Cost and other expenses (revenues) operating	(19,793)	(19,441)	(13,202)
Financial result	1,700	(539)	(2,185)
Telxius Cable Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	13,585	49,777	15,045
Cost and other expenses (revenues) operating	(252,436)	(206,095)	(200,537)
Financial result	(7,415)	(7,896)	787
Telxius Torres Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	3,652	3,218
Cost and other expenses (revenues) operating	756	(129,706)	(107,373)
Financial result	(24,144)
Terra Networks Chile, Terra Networks Mxico, Terra Networks Per, Terra Networks Argentina and Terra Networks Colmbia
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	2,535
Cost and other expenses (revenues) operating	(5,639)	(2,794)	1,072
Financial result	567	1,450	(59)
Other
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	6,269	4,840	9,311
Cost and other expenses (revenues) operating	(31,684)	(27,116)	(29,409)
Financial result	R$ 588	R$ (244)	R$ 182